Exhibit 99.1

World Omni Auto Receivables Trust 2025-C
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	07/11/25 - 08/31/25
Interest Accrual Period	08/13/25 - 09/14/25
30/360 Days	32
Actual/360 Days	33
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	1,218,522,276.88	45,742
Original Yield Supplement Overcollateralization Amount	84,412,635.98	0
Aggregate Starting Principal Balance	1,302,934,912.86	45,742
Principal Payments	69,962,902.14	1,385
Defaulted Receivables	419,149.95	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	78,401,942.11	0
Pool Balance at 08/31/25	1,154,150,918.66	44,349

Pool Statistics	$ Amount	# of Accounts
Pool Factor	94.60%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	7,114,277.38	286
Past Due 61-90 days	1,622,610.69	49
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	8,736,888.07	335

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.71%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.13%
Delinquency Trigger Occurred	NO

Recoveries	268,134.77
Aggregate Net Losses/(Gains) - August 2025	151,015.18
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.14%
Prior Net Losses/(Gains) Ratio	N/A
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	10,387,358.27
Actual Overcollateralization	10,387,358.27
Weighted Average Contract Rate	6.32%
Weighted Average Contract Rate, Yield Adjusted	9.34%
Weighted Average Remaining Term	60.48

Flow of Funds	$ Amount
Collections	81,271,403.81
Investment Earnings on Cash Accounts	6,720.58
Servicing Fee	(1,809,631.82)
Transfer to Collection Account	-
Available Funds	79,468,492.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,466,341.49
(3) Noteholders' First Priority Principal Distributable Amount	9,559,081.34
(4) Class B Interest	143,443.73
(5) Noteholders' Second Priority Principal Distributable Amount	36,510,000.00
(6) Class C Interest	75,152.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,387,358.27
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	27,115.74

Total Distributions of Available Funds	79,468,492.57

Servicing Fee	1,809,631.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Original Note Balance	1,218,520,000.00
Principal Paid	74,756,439.61
Note Balance @ 09/15/25	1,143,763,560.39

Class A-1
Original Note Balance	245,900,000.00
Principal Paid	74,756,439.61
Note Balance @ 09/15/25	171,143,560.39
Note Factor @ 09/15/25	69.5988452%

Class A-2a
Original Note Balance	233,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	233,000,000.00
Note Factor @ 09/15/25	100.0000000%

Class A-2b
Original Note Balance	185,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	185,000,000.00
Note Factor @ 09/15/25	100.0000000%

Class A-3
Original Note Balance	418,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	418,000,000.00
Note Factor @ 09/15/25	100.0000000%

Class A-4
Original Note Balance	81,810,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	81,810,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Original Note Balance	36,510,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	36,510,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Original Note Balance	18,300,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	18,300,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,684,937.22
Total Principal Paid	74,756,439.61
Total Paid	79,441,376.83

Class A-1
Coupon	4.35900%
Interest Paid	982,554.93
Principal Paid	74,756,439.61
Total Paid to A-1 Holders	75,738,994.54

Class A-2a
Coupon	4.19000%
Interest Paid	867,795.56
Principal Paid	0.00
Total Paid to A-2a Holders	867,795.56

Class A-2b
SOFR Rate	4.34001%
Coupon	4.69001%
Interest Paid	795,347.53
Principal Paid	0.00
Total Paid to A-2b Holders	795,347.53

Class A-3
Coupon	4.08000%
Interest Paid	1,515,946.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,515,946.67

Class A-4
Coupon	4.19000%
Interest Paid	304,696.80
Principal Paid	0.00
Total Paid to A-4 Holders	304,696.80

Class B
Coupon	4.42000%
Interest Paid	143,443.73
Principal Paid	0.00
Total Paid to B Holders	143,443.73

Class C
Coupon	4.62000%
Interest Paid	75,152.00
Principal Paid	0.00
Total Paid to C Holders	75,152.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.8447766
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	61.3501950
Total Distribution Amount	65.1949716

A-1 Interest Distribution Amount	3.9957500
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	304.0115478
Total A-1 Distribution Amount	308.0072978

A-2a Interest Distribution Amount	3.7244445
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.7244445

A-2b Interest Distribution Amount	4.2991758
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.2991758

A-3 Interest Distribution Amount	3.6266667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6266667

A-4 Interest Distribution Amount	3.7244444
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7244444

B Interest Distribution Amount	3.9288888
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9288888

C Interest Distribution Amount	4.1066667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.1066667

Noteholders' First Priority Principal Distributable Amount	127.87
Noteholders' Second Priority Principal Distributable Amount	488.39
Noteholders' Third Priority Principal Distributable Amount	244.79
Noteholders' Principal Distributable Amount	138.95

Account Balances	$ Amount
Reserve Account
Balance as of 08/13/25	3,046,305.69
Investment Earnings	6,720.58
Investment Earnings Paid	(6,720.58)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69